Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 10 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr. Ching Tim Hoi (“Mr. Ching”)	Chief Executive Officer and a director of the Company, Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech. Mr. Ching ceased to be the controlling shareholder of the Company during the year ended March 31, 2026 following disposals of shares in August 2025 and February 2026 (beneficial ownership of approximately 2.26% per his Schedule 13D/A, approximately 1.05% following the June 2026 registered direct offering), and ceased to be Chairman of the Board on April 15, 2026.
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”)	An entity controlled by Mr. Ching
Raytech Holdings Company Limited	An entity controlled by Mr. Ching, from which the Company leases its principal executive office.
Mr. Ling Chun Yin (“Mr. Ling”)	Director of the Company (resigned on January 2, 2026)
Ms. Wang Yafeng	Former shareholder of Worry free and holder of the promissory note issued by Raytech Innovation
Yuan Chun Holding Co.	A substantial shareholder of the Company (approximately 9.6% of the Ordinary Shares), controlled by Mr. Wang Tao
Mr. Liu Zhiwei / Chunda International Capital Management Limited	Beneficial owner of approximately 17.9% of the Ordinary Shares since February 2026 per Schedule 13D (approximately 8.31% of the enlarged share capital following the June 2026 registered direct offering).
Mr. Peng Yi	Director of Raytech Innovation Limited

a.	Accounts payables - related parties

Due to related parties consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Name of related parties
Zhongshan Raytech	12,759,342	19,972,442	2,547,505
Raytech Holdings Company Limited	2,225,051	–	–
Total	14,984,393	19,972,442	2,547,505

These accounts payables to related parties were related to products we purchased from these related parties. See “—Purchase from a Related Party” for more information.

Related party transactions

b.	Purchase products from related parties

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Name of related parties
Zhongshan Raytech	47,704,656	53,756,425	62,846,481	8,016,133
Raytech Holdings Company Limited	–	2,225,051	2,430,400	310,000
Total	47,704,656	55,981,476	65,276,881	8,326,133

Due to related parties and directors consisted of the following:

As of March 31, 2026, the amount due to a related party of HKD2,450,000 (US$312,500) represented an amount due by Worry free to Yuan Chun Holding Co., a substantial shareholder of the Company holding approximately 9.6% of the Ordinary Shares (as reported on the Schedule 13D filed by Mr. Wang Tao with the SEC on March 25, 2026), controlled by Mr. Wang Tao, and accordingly a related party of the Group. The amount was unsecured, interest-free and repayable on demand, and was fully refunded subsequent to March 31, 2026 (see Note 14).

As of March 31, 2026, amounts due to directors of HKD2,170,627 (US$276,867) comprised HKD139,269 due by Raytech Innovation and HKD2,031,358 due by Worry free, being amounts due to Mr. Peng Yi and Ms. Wang Yafeng, directors of the relevant subsidiaries. The amounts were unsecured, interest-free and repayable on demand. Directors of the Company during the year were Mr. Ching Tim Hoi, and Mr. Ling Chun Yin and Ms. Li Wan Venus (the latter two having resigned on January 2, 2026), together with Mr. Yuan Tianfu and Dr. Wang Shibin (both appointed on January 2, 2026).

In connection with the acquisition of Worry free (see Note 13), Raytech Innovation issued a promissory note in the principal amount of US$2,000,000 to Ms. Wang Yafeng, the vendor, bearing interest at 2% per annum and maturing two years from the date of issue (that is, on December 29, 2027). The promissory note was recognized at its acquisition-date fair value of US$1,825,000 (HKD14,188,098), determined using a discounted cash flow approach at a market discount rate of 6.75%, and is subsequently measured at amortized cost using the effective interest method. Interest expense of HKD243,432 was recognized on the promissory note for the year ended March 31, 2026, which was added to the carrying amount of the note. As of March 31, 2026, the carrying amount of the promissory note was HKD14,551,432 (US$1,856,050). The promissory note is presented as a non-current liability as it matures on December 29, 2027, more than 12 months after March 31, 2026.

c.	Office leasing from a related party

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Name of a related party
Raytech Holdings Company Limited	–	300,000	300,000	38,265
Total	–	300,000	300,000	38,265

d.	Commission from a related party

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Name of a related party
Mr. Ling	–	487,216	139,686	17,817
Total	–	487,216	139,686	17,817